Stock-based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
17.	Stock-based Compensation
The stock-based compensation expense is related to the grant of restricted units under the 2022 Plan (defined below), the grant of options and restricted units granted under the 2020 Plan (defined below) and the grant of SVE’s
Series P Units (defined below) to employees and consultants of Legacy Grindr. The unit-based compensation for SVE’s Series P Units has been pushed down to the operating entity and thus recorded in the Legacy Grindr’s consolidated financial statements with a corresponding credit to equity as a capital contribution.
2022 Plan
On November 15, 2022, the stockholders of the Company approved the adoption of the 2022 Equity Incentive Plan (the “2022 Plan”), which permits the grant of incentive awards, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards, and other awards. There were 13,764,400 shares of common stock authorized under the 2022 Plan. There were no changes to the authorized number of shares for the year ended December 31, 2022. As of December 31, 2022, there were no shares of common stock that were available to be granted under the 2022 Plan until the Company's Form S-8 became effective with the SEC on February 13, 2023.
Executive Incentive Awards
During the year ended December 31, 2022, the Company entered into employment agreements with the Company’s newly appointed Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”). The employment agreements include cash compensation and incentive awards in the form of restricted stock units (“RSUs”). The awards are subject to service, performance, and market conditions.
CEO Awards
The awards granted to the CEO include a combination of time-based awards (“CEO Time-Based Awards”), awards containing a market condition (“CEO Market Condition Awards”), and awards granted upon the achievement of certain key performance indicators (“CEO KPI Awards”), in the form of restricted stock unit awards (“RSUs”).
The CEO Time-Based Awards include 3,750,000 RSUs. The awards will vest over five years, with 20% vesting on the first anniversary of October 19, 2022 (the “CEO Start Date”), and then in eight equal installments every six months, subject to continued service with the Company.
The CEO Market Condition Awards are issued upon the achievement (at varying levels) of certain market capitalization thresholds. The Company has an obligation to issue a variable number of shares based on a fixed dollar value divided by the volume weighted-average price per share of the Company’s common stock for a 90-day period preceding each market capitalization achievement date. These awards are liability-classified and require fair value remeasurement at the end of each reporting period. In connection with the grant of the CEO Time-Based Awards, a downside protection provision (“Downside Protection”) is to be granted to the CEO. The Downside Protection may be settled in cash or shares at the sole discretion by the Company’s Board of Directors. As of December 31, 2022, the Downside Protection has not been granted for accounting purposes in accordance with ASC 718.
The CEO KPI Awards will be issued upon the satisfaction of certain KPIs determined by the Company’s Board of Directors. As of December 31, 2022, the KPIs have not been authorized, and as such, the CEO KPI Awards are not considered to have been granted for accounting purposes in accordance with ASC 718.
CFO Awards
The awards granted to the CFO include a combination of time-based awards (“CFO Time-Based Awards”) and awards containing a market condition (“CFO Market Condition Awards”), in the form of RSUs. The CEO Time-Based Awards Award include 486,000 RSUs. The awards will vest over five years, with 20% vesting on each anniversary of September 26, 2022 (the “CFO Start Date”), subject to continued service with the Company.
The CFO Market Condition Awards are issued upon the achievement of certain market capitalization thresholds. The Company has an obligation to issue a variable number of shares based on a fixed dollar value divided by the volume weighted-average price per share of the Company’s common stock for a 90-day period preceding each market capitalization achievement date. These awards are liability-classified and require fair value remeasurement at the end of each reporting period.
The CEO Market Condition Awards and the CFO Market Condition Awards (together, the “Market Condition Awards” are liability-classified and will require fair value remeasurement at the end of each reporting period. As of the grant date and as of December 31, 2022, the aggregate fair value of the Market Condition Awards is the grant-date fair value of $4,129 and is recorded in “Other non-current liabilities” in the consolidated balance sheets. Refer to Note 18 for the fair value information of these awards.
As of December 31, 2022, the Company had $3,971 of unrecognized stock-based compensation expense related to unvested Market Condition Awards that is expected to be recognized over a weighted-average period of 5.22 years. The unrecognized stock-based compensation expense related to unvested Time-Based Awards is included with the Director and Employee Awards below.
Director and Employee Awards
The Company granted timed-based RSUs to certain directors (“Director RSUs”) and employees (“Employee RSUs”). The Director RSUs vest in two installments, with 50% vesting on March 15, 2023 and 50% vesting on the earlier of (i) June 15, 2023 and (ii) the first annual general meeting of the Company following the closing of the Business Combination. The Employee RSUs vest 25% on the first anniversary of the start date of their employment (“Vesting Commencement Date”) and in twelve quarterly installments thereafter.
A summary of the unvested time-based RSU activity for Director RSUs, Employee RSUs, and the Time-Based Awards granted to the CEO and CFO during the year ended December 31, 2022 was as follows:
	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	—
Granted	4,555,256	$10.10
Outstanding at December 31, 2022	4,555,256	$10.10
As of December 31, 2022, the Company had $44,695 of unrecognized stock-based compensation expense related to unvested time-based restricted stock units that is expected to be recognized over a weighted-average period of 4.69 years.
2020 Plan
Prior to the Business Combination, see Note 3, in August 13, 2020, the Board of Managers of Legacy Grindr, approved the adoption of the 2020 Equity Incentive Plan (the “2020 Plan”), which permits the grant of incentive and unit options, restricted units, stock appreciation rights and phantom units of Legacy Grindr.
There were 6,522,685 shares of common stock authorized in the 2020 Plan. There were no changes to the authorized number of shares for the years ended December 31, 2022 and December 31, 2021. As of December 31, 2022 and December 31, 2021, there were 0 and 2,780,223 shares of common stock, respectively, available for grant under the 2020 Plan.
Stock options
Employees, consultants, and nonemployee directors who provide substantial services to Legacy Grindr were eligible to be granted unit option awards under the 2020 Plan.
In connection with the Business Combination, each Legacy Grindr unit option that was outstanding immediate prior to Closing, whether vested or unvested, was converted into a stock option to acquire a number of shares of common stock equal to the product of (i) the number of unit of Legacy Grindr common unit subject to such Legacy Grindr unit option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share equal to (A) the exercise price per share of such Legacy Grindr unit option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy Grindr unit option immediately prior to the consummation of the Business Combination. Unvested Legacy Grindr unit options did not accelerate nor vest on the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the effect of the Exchange Ratio.
Generally, stock options vest 25% on the first anniversary of the vesting commencement date and then quarterly thereafter for 12 quarters, or pursuant to another vesting schedule as approved by the Board and set forth in the option agreement. Stock options have a maximum term of seven years from the date of grant.
Stock-based compensation expense related to stock options granted under the 2020 Plan is $2,191 and $1,269 for the year ended December 31, 2022 and 2021, respectively.
The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of unit options granted for the years ended December 31, 2022 and 2021:
Year Ended December 31,
	2022	2021
Expected life of options (in years)(1)	4.57 - 4.61	4.55 - 4.61
Expected stock price volatility(2)	56.39% - 61.97%	48.20% - 56.46%
Risk free interest rate(3)	1.37% - 4.24%	0.32% - 0.98%
Expected dividend yield(4)	—%	—%
Weighted average grant-date fair value per unit of stock options granted	$2.75 - $6.37	$2.51
Fair value per common stock/unit	$4.20 - $8.36	$3.21 - $4.20

(1)	The expected term for award is determined using the simplified method, which estimates the expected term using the contractual life of the option and the vesting period.
(2)	Expected volatility is based on historical volatilities of a publicly traded per group over a period equivalent to the expected term of the awards
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
(4)
Prior to the date of the Business Combination, Legacy Grindr did not historically pay any cash dividends on its common stock. On June 10, 2022 and November 14, 2022, Legacy Grindr's Board of Managers approved a special distribution as described in Note 12, and the Company does not expect to pay any normal course cash dividends on its common stock in the foreseeable future.

The following table summarizes the option activity for the years ended December 31, 2022 and 2021:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020 (as previously reported)	2,524,205	$4.50	6.6	$680
Retroactive application of recapitalization	1,017,859
Outstanding at December 31, 2020, after effect of reverse recapitalization	3,542,064	$3.21	6.6	$680
Granted	1,987,623	$4.03
Exercised	(421,771)	$3.21
Forfeited	(278,544)	$3.26
Outstanding at December 31, 2021	4,829,372	$3.55	6.1	$3,159
Granted	1,767,002	$7.70
Exercised	(598,053)	$3.38
Forfeited	(1,292,556)	$3.45
Outstanding at December 31, 2022	4,705,765	$5.15	5.7	$2,967

Exercisable at December 31, 2021	716,441	$3.22	5.7	$699
Exercisable at December 31, 2022	1,083,987	$3.52	5.0	$1,225
The intrinsic value of options exercised during the years ended December 31, 2022 and December 31, 2021 was $2,670 and $417, respectively. This intrinsic value represents the difference between the fair value of the Company’s common stock on the date of exercise and the exercise price of each option. Unrecognized compensation expense relating to options in the 2020 Plan was $9,540 as of December 31, 2022, which is expected to be recognized over a weighted-average period of 2.67 years.
San Vicente Equity Joint Venture LLC (“SVE”) Series P Profit Units (“Series P”)
On June 10, 2020, SVA completed the acquisition of Legacy Grindr, upon the acquisition of Legacy Grindr, SVE, a related party and a subsidiary of SVA, issued 5,065,855 Series P profit units (“Series P Units”) to Catapult
Goliath LLC (“Catapult Goliath”), a related party wherein certain members of Catapult Goliath are executives of the Company. The Series P Units are granted to Catapult Goliath and each of the grantee beneficiaries in exchange for providing service to the Company under a consulting agreement through December 31, 2023.
The vesting requirements for the Series P Units consist of requisite service under the consulting agreement through December 31, 2023 and four performance-based vesting targets as follows: (1) 20% will vest if SVE determines that the grantee has addressed certain critical issues as described in the grant agreement by December 31, 2020, and (2) 20%, 30%, 30% will vest if EBITDA for the Company reached a certain level for the each of the years ending December 31, 2021, December 31, 2022 and December 31, 2023, respectively.
The EBITDA level was determined for each of the years ended December 31, 2022 and December 31, 2023 on June 10, 2020. SVE and Catapult Goliath had mutually agreed on the EBITDA level for December 31, 2021 on February 4, 2021, as such, 1,013,171 Series P profit units were considered granted in 2021, with the remainder considered granted in 2020.
The Series P Units also have accelerated vesting features if actual EBITDA satisfies the target for the current year and the target for the next year. If an EBITDA target is not achieved, then catch-up vesting can occur if the current year EBITDA exceeds 125% of the EBITDA target for the prior year and 100% of the current target is achieved. In addition, vesting is accelerated for all units that have not been forfeited if a transaction (as defined as an approved sale, drag-along sale or a liquidation event) occurs. SVE has the right, but not the obligation, to repurchase vested units at the lower of fair value or a de minimis amount if the consulting agreement is terminated. The Series P Units are legal form equity of SVE and as such, do not have a maximum contractual life, and do not expire.
The fair value of each performance-based award is estimated on the date of grant using the Black-Scholes valuation model which approximated the fair value that would have been determined under the option pricing model valuation model. The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of the Series P Units granted during the year ended December 31, 2021:
December 31, 2021
Expected life of units (in years)(1)	3
Expected unit price volatility(2)	70.0%
Risk free interest rate(3)	0.4%
Expected dividend yield(4)	—%
Weighted average grant-date fair value per SVE series P unit for each SVE Series P unit granted	$2.42
Fair value per common unit	$3.55

(1)
The expected term for award is estimated in consideration of the time period expected to achieve the performance condition, the contractual term of the award, and estimates of future exercise behavior.

(2)	Expected volatility is based on historical volatilities of a publicly traded per group over a period equivalent to the expected term of the awards
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
(4)
Prior to the date of the Business Combination, Legacy Grindr did not historically pay any cash dividends on its common stock. On June 10, 2022 and November 14, 2022, the Legacy Grindr's Board of Managers approved a special distribution as described in Note 12, and the Company does not expect to pay any normal course cash dividends on its common stock in the foreseeable future.

Modification of Series P Units
On May 9, 2022, SVE and Catapult Goliath entered into an agreement to amend the vesting requirement for the Series P Units (the “Modification”). Under the Modification, the Series P Units performance-based vesting target was amended to time-based vesting and the Series P Units will vest as follows: (1) 40% immediately as of the date of modification (the “First Tranches”), and (2) 20% each on June 30, 2022, September 30, 2022 and December 31, 2022 (the “Second Tranches”). Additionally, the requisite services under the consulting agreement have been removed as a condition to vesting.
The vesting requirements for the First Tranches originally consisted of requisite services under a consulting agreement and performance-based targets, and all performance-based targets were met. As such, the Company accounted for the modification in the First Tranches as a Type I modification (probable to probable). As the modification only results in the acceleration of service-based vesting and does not involve any other changes, there was no incremental fair value upon modification. The Company recognized $2,285 incremental unit-based compensation for the First Tranches as it relates to the units vested immediately upon the date of modification.
The vesting requirements for the Second Tranches originally consisted of requisite services under a consulting agreement and performance-based targets, and not all performance-based targets were met. As such, the Company accounted for the modification in the Second Tranches as a Type III modification (improbable to probable). This Type III modification results in a remeasured fair value of $7.32 per share. The remeasured fair value was determined by a probability weighted expected return method by weighting between a going concern scenario valued using the Option Pricing Method and a reverse merger scenario value using the equity value in the merger agreement. The incremental aggregate unit-based compensation related to the modification was $22,249. The Company recognized all of incremental unit-based compensation expense during the year ended December 31, 2022 for the Second Tranches.
Other information
As a result of the Business Combination, the remaining unvested Series P Units became vested. All vested Series P Units were exchanged for common stock of the Company determined pursuant to the distribution provision of the limited liability agreement of SVE. As a result, the vested Series P Units were exchanged for 6,497,593 shares of common stock of the Company. Catapult Goliath was liquidated and distributed its holdings to its members, some of whom were former officers of the Company.
Legacy Grindr recorded unit-based compensation expense related to Series P Units of $25,076 and $1,333 for the years ended December 31, 2022 and 2021, respectively, with a corresponding credit to equity as the parent company’s capital contribution.
2016 Plan
In connection with the acquisition of Legacy Grindr in June 2020 from Kunlun, all outstanding incentive units were determined to be settled. A portion of the related settlement was paid in cash at the time of the acquisition of Legacy Grindr with the remainder payable to employees on the second and third anniversaries of the acquisition. The Company paid $1,137 in June 2022 for the second anniversary payment. Additionally, the Company paid $2,349 in December 2022 for the third anniversary payment ahead of the scheduled payment date. The difference between the assumed carrying value of the settlement payable of incentive units at the time of settlement and the amount paid is $158, which has been recorded in “Interest expense, net” in the consolidated statements of operations and comprehensive income. As of December 31, 2021, $1,060 and $1,875 were recognized in “Accrued expenses and other current liabilities” and “Other non-current liabilities”.
Equity Compensation to a Former Director
In connection with the acquisition of Legacy Grindr in June 2020 from Kunlun, Legacy Grindr and Kunlun terminated a director as part of the acquisition agreement. Legacy Grindr cancelled 500,000 options previously granted to the director pursuant to the terms of the termination agreement entered into between the director and Legacy Grindr. A portion of the related settlement was paid in cash at the time of the acquisition of Legacy Grindr with the remainder payable to employees on the second and third anniversaries of the acquisition. As of December 31, 2022 and December 31, 2021, $641 and $204 were recognized in “Accrued expenses and other current liabilities”, respectively, and $0 and $361 were recognized in “Other non-current liabilities”, respectively.
Stock-based compensation information
The following table summarizes stock-based compensation expenses for the years ended December 31, 2022 and 2021, respectively:
	Year Ended December 31,
	2022	2021
Selling, general and administrative expenses	$27,665	$2,217
Product development expenses	921	268
	$28,586	$2,485
Stock-based compensation expense that was capitalized as an asset was $151 and $117 for the years ended December 31, 2022 and 2021, respectively.